Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting
Segment Reporting
NOTE 11 – SEGMENT REPORTING

The U.S. RadioShack company-operated stores segment consists solely of our 4,463 U.S. company-operated retail stores, all operating under the RadioShack brand name. Our kiosk operations consist of our network of 1,481 kiosks located in Target stores. We previously elected to separately present the results of our kiosk operations; however, in conjunction with the reclassification of our Sam's Club kiosks to discontinued operations, we have included the results of our remaining kiosks with those of our other business activities that do not meet the quantitative thresholds for separate disclosure. We evaluate the performance of our segments based on operating income, which is defined as sales less cost of products sold and certain direct operating expenses, including labor, rent, and occupancy costs. Asset balances by segment have not been included in the table below, as these are managed on a company-wide level and are not fully allocated to segments for management reporting purposes. Amounts in the other category reflect our business activities that are not separately reportable, which include sales through our kiosks, sales to our independent dealers, sales generated by our www.radioshack.com website and our Mexican subsidiary, sales to commercial customers, and sales to other third parties through our global sourcing and manufacturing operations.

Revenue by reportable segment is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(In millions)	2011	2010	2011	2010
U.S. RadioShack company-operated stores	$797.8	$873.9	$1,693.0	$1,773.6
Other	144.1	88.4	266.3	180.4
	$941.9	$962.3	$1,959.3	$1,954.0

Operating income by reportable segment and the reconciliation to income from continuing operations before income taxes are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(In millions)	2011	2010	2011	2010
U.S. RadioShack company-operated stores	$137.1	$161.5	$289.1	$325.3
Other (1)	(6.1)	8.9	(4.5)	19.5
	131.0	170.4	284.6	344.8

Unallocated (2)	(82.1)	(79.8)	(170.6)	(171.3)
Operating income	48.9	90.6	114.0	173.5

Interest income	0.5	0.7	0.8	1.3
Interest expense	(10.9)	(10.7)	(20.6)	(20.6)
Other loss	--	--	(4.1)	--
Income from continuing operations before income taxes	$38.5	$80.6	$90.1	$154.2

(1)	Includes a net loss on the closing of our Chinese manufacturing plant of $8.7 million and $10.2 million for the three and six month periods ended June 30, 2011, respectively.
(2)
The unallocated category included in operating income relates to our overhead and corporate expenses that are not allocated to our operating segments for management reporting purposes. Unallocated costs include corporate departmental expenses such as labor and benefits, advertising, insurance, distribution, and information technology costs, plus certain unusual or infrequent gains or losses.

NOTE 16 – SEGMENT REPORTING

The U.S. RadioShack company-operated stores segment consists solely of our 4,486 U.S. company-operated retail stores, all operating under the RadioShack brand name.

We evaluate the performance of our segments based on operating income, which is defined as sales less cost of products sold and certain direct operating expenses, including labor, rent, and occupancy costs. Asset balances by segment have not been included in the segment table below, as these are managed on a company-wide level and are not fully allocated to each segment for management reporting purposes. Amounts in the other category reflect our business activities that are not separately reportable, which include sales through our kiosks, sales to our independent dealers, sales generated by our www.radioshack.com website and our Mexican subsidiary, sales to commercial customers, and sales to other third parties through our global sourcing and manufacturing operations.

Our kiosk operations consist of our network of 850 kiosks, located in Target stores. In April 2009 we agreed with Sprint to cease our arrangement to jointly operate the Sprint-branded kiosks in operation at that date. This agreement allowed us to operate these kiosks under the Sprint name for a reasonable period of time, allowing us to transition the kiosks to a new format. In August 2009, we transitioned these kiosks to multiple wireless carrier RadioShack-branded locations. They are now managed and reported as extensions of existing RadioShack company-operated stores located in the same shopping malls.

	Year Ended December 31,
(In millions)	2010	2009	2008
Net sales and operating revenues:
U.S. RadioShack company-operated stores	$3,808.2	$3,650.9	$3,611.1
Other (1)	457.6	422.7	423.7
	$4,265.8	$4,073.6	$4,034.8

Operating income:
U.S. RadioShack company-operated stores	$675.4	$702.8	$716.4
Other (1)	37.8	41.4	41.4
	713.2	744.2	757.8

Unallocated (2) (3)	(363.0)	(388.7)	(446.7)
Operating income	350.2	355.5	311.1

Interest income	2.6	4.8	14.6
Interest expense	(41.9)	(44.1)	(34.9)
Other loss	--	(1.6)	(2.4)
Income from continuing operations before income taxes	$310.9	$314.6	$288.4

Depreciation and amortization:
U.S. RadioShack company-operated stores	$45.4	$45.8	$52.9
Other	5.2	6.4	2.7
	50.6	52.2	55.6
Unallocated (4)	32.8	38.1	38.6
Depreciation and amortization from continuing operations	83.4	90.3	94.2
Depreciation and amortization from discontinued operations	0.8	2.6	4.9
	$84.2	$92.9	$99.1

(1)	Net sales and operating revenues and operating income for 2010 and 2009 include the consolidation of our Mexican subsidiary.
(2)
The unallocated category included in operating income relates to our overhead and corporate expenses that are not allocated to our operating segments for management reporting purposes. Unallocated costs include corporate departmental expenses such as labor and benefits, as well as advertising, insurance, distribution and information technology costs plus certain unusual or infrequent gains or losses.

(3)	Unallocated operating income for 2008 includes net charges aggregating $12.1 million associated with the amended lease for our corporate headquarters.
(4)	Depreciation and amortization included in the unallocated category primarily relate to our information technology assets.

Product Sales Information: Our consolidated net sales and operating revenues are summarized by groups of similar products and services, as follows:

	Consolidated Net Sales and Operating Revenues
	Year Ended December 31,
(In millions)	2010		2009		2008
Wireless	$1,935.8	45.4%	$1,446.3	35.5%	$1,212.7	30.1%
Accessory	845.7	19.8	1,024.1	25.1	1,127.7	27.9
Modern home	516.3	12.1	585.0	14.4	556.4	13.8
Personal electronics	412.3	9.7	463.6	11.4	565.4	14.0
Power	221.9	5.2	225.2	5.5	242.8	6.0
Technical	179.5	4.2	181.2	4.4	184.5	4.6
Service	128.3	3.0	112.8	2.8	93.1	2.3
Other sales	26.0	0.6	35.4	0.9	52.2	1.3
Consolidated net sales and operating revenues	$4,265.8	100.0%	$4,073.6	100.0%	$4,034.8	100.0%